Segment information and revenue - Revenue from contract with customer (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 3,521,591	¥ 4,357,462	¥ 4,098,037
Implementation
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	834,620	861,820	733,648
Operation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	861,056	1,140,727	1,097,719
Business origination services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	132,112	383,723	450,597
Risk management services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	320,462	414,849	534,071
Cloud services platform
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	1,245,952	1,315,819	1,050,179
Post implementation support services
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	52,012	50,983	49,447
Others
Disaggregation of revenue from contracts with customers
Revenue from contracts with customers	¥ 75,377	¥ 189,541	¥ 182,376